Segmented Information (Tables)	9 Months Ended
Aug. 31, 2020
Segment Reporting [Abstract]
Revenue from external customers and long-lived assets, by geographical areas
		Three months ended		Nine months ended
	August 31,	August 31,	August 31,	August 31,
	2020	2019	2020	2019
	$	$	$	$

Revenue
United States	328,781	1,689,941	1,102,075	3,247,997

	August 31,	November 30,
	2020	2019
	$	$
Total assets
Canada	4,217,271	3,796,713

Total property and equipment
Canada	1,907,886	2,273,406